Related Party Transactions and Direction and Coordination Activity - Summary of Key Figures Taken from Latest Approved Financial Statements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of transactions between related parties [Line Items]
Other non-currentassets	€ 5,251.0	€ 5,861.0
Current assets	10,331.0	11,662.0
Prepaid expenses	513.0	427.0
TOTAL ASSETS	68,783.0	70,446.0
Equity	23,783.0	23,553.0	€ 21,249.0	€ 21,584.0
Share capital	11,587.0	11,587.0
Provisions	825.0	830.0
Liabilities	45,000.0	46,893.0
TOTAL EQUITY AND LIABILITIES	68,783.0	70,446.0
Revenues	19,828.0	19,025.0	19,719.0
Net financial income	1,808.0	2,543.0	2,760.0
Profit (loss) before extraordinary items and tax	1,777.0	2,799.0	453.0
Income tax (expense)/return	(490.0)	(880.0)	(403.0)
Profit (loss) for the year	€ 1,287.0	1,966.0	€ 661.0
Vivendi group [member]
Disclosure of transactions between related parties [Line Items]
Other non-currentassets		20,196.0
Current assets		6,878.4
Prepaid expenses		9.5
TOTAL ASSETS		27,083.9
Equity		18,854.8
Share capital		7,079.0
Reserves		9,804.9
Retained earnings (Accumulated losses), including profit (loss) for the year		1,970.9
Provisions		809.3
Liabilities		7,392.5
Unrealized exchange gains		27.3
TOTAL EQUITY AND LIABILITIES		27,083.9
Revenues		46.0
EBIT		(110.4)
Net financial income		862.1
Profit (loss) before extraordinary items and tax		751.7
Net extraordinary income		802.1
Income tax (expense)/return		55.7
Profit (loss) for the year		€ 1,609.5